Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 887,891	$ 2,731,979	$ 6,414,587
Accounts receivable, net	2,217,770	2,394,542	2,530,058
Inventory, net	4,346,475	4,222,917	3,288,861
Prepaid expenses and deposits	1,135,672	621,527	948,402
Acquisition deposit			1,445,483
Deferred costs and other current assets	505,277	507,186
Total current assets	9,093,085	10,478,151	14,627,391
Non-current assets
Property and equipment, net	25,975,460	26,042,616	21,887,587
Right of use assets, net	1,978,458	2,439,888	2,447,069
Intangible assets, net	2,458,151	2,232,153	3,051,000
Goodwill			1,567,485
Assets held for sale	1,445,483	1,445,483
Other assets	321,091	338,685	415,249
Total assets	41,271,728	42,976,976	43,995,781
Current liabilities
Accounts payable and other accrued liabilities	6,937,887	6,613,793	6,985,617
Holdback liability		935,618	935,618
Related party payables	2,981,619	1,488,866	71,458
Current portion of notes payable	1,798,783	1,337,490	821,623
Current portion of convertible debentures			8,937,666
Current portion of related party consideration payable	500,000	500,000
Lease liabilities, short term	309,608	302,736	208,624
Tax payable	14,004,665	12,836,039	9,414,086
Total current liabilities	26,532,562	24,014,542	27,374,692
Non-current liabilities
Lease liabilities, net of current portion	1,852,189	2,282,743	2,349,650
Notes payable, net of current	9,813,676	9,246,547	8,062,890
Convertible debentures, net of current and discount	10,369,541	9,976,000
Derivative liabilities, long term	4,902,786	9,007,907	1,094,316
Deferred tax liability	883,181	883,181	1,011,576
Contingent consideration			3,255,000
Total liabilities	54,353,935	55,410,920	43,148,124
Stockholders’ Deficit
Common stock; no par value; unlimited shares authorized; 172,984,299 and 118,380,930 shares issued and outstanding as of December 31, 2024 and 2023, respectively
Additional paid-in capital	111,669,530	109,650,027	94,667,939
Accumulated other comprehensive loss	(336,879)	(336,536)	(343,850)
Accumulated deficit	(124,414,858)	(121,747,435)	(97,125,921)
Total equity attributable to stockholders’ of Leef Brands Inc.	(13,082,207)	(12,433,944)	(2,801,832)
Non-controlling interest			3,649,489
Total stockholders’ equity (deficit)	(13,082,207)	(12,433,944)	847,657
Total liabilities and stockholders’ equity (deficit)	$ 41,271,728	$ 42,976,976	$ 43,995,781